Financial Assets and Liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 391	$ 950
Prepaid insurance and subscriptions	1,775	2,025
Other	385	367
Prepayments	$ 2,551	$ 3,342